Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments
Cash, Cash Equivalents and Equity Securities
Cash equivalents and equity securities with readily available determinable fair values (“Corporate Securities”) are classified as level 1 assets, as they have readily available market prices in an active market. As of March 31, 2019 and December 31, 2018, the Company held an immaterial amount of money market funds. As of March 31, 2019 and December 31, 2018, the company held $5.4 million and $3.2 million, respectively, of Corporate Securities classified as level 1 investments.
The following tables set forth the Company’s cash and cash equivalents and Corporate Securities’ adjusted cost, gross unrealized gains, gross unrealized losses, gross realized gains, gross realized losses and fair value by significant investment category recorded as cash and cash equivalents or long-term notes receivables and other assets, net as of March 31, 2019 and December 31, 2018 (in thousands):

	March 31, 2019
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Notes Receivables and Other Assets, net
Cash	$3,599	$—	$—	$3,599	$3,599	$—

Level 1:
Money market funds	92	—	—	92	92	—
Corporate securities	3,181	2,212	—	5,393	—	5,393
Subtotal	3,273	2,212	—	5,485	92	5,393

Total	$6,872	$2,212	$—	$9,084	$3,691	$5,393

	December 31, 2018
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Notes Receivables and Other Assets, net
Cash	$6,681	$—	$—	$6,681	$6,681	$—

Level 1:
Money market funds	6,092	—	—	6,092	6,092	—
Corporate securities	3,485	—	(304)	3,181	—	3,181
Subtotal	9,577	—	(304)	9,273	6,092	3,181

Total	$16,258	$—	$(304)	$15,954	$12,773	$3,181

The Corporate Securities represents the Company's investment of $3.0 million in publicly traded common stock of a non-affiliated company (“investee”). During the three months ended March 31, 2019 and 2018, the Company recorded an unrealized gains of $2.2 million and $0.3 million, respectively, associated with the change in fair value of the investee's stock.

The carrying amounts of the Company’s accounts and notes receivable, accounts payable and accrued and other liabilities approximate their fair values.
Long-Term Debt
Components of long-term debt including the associated interest rates and related fair values are as follows (in thousands, except interest rates):

	March 31, 2019		December 31, 2018		Stated Interest Rate
Issuance	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2020 Notes	679,299	669,110	679,299	643,568	8.75%
2022 Private Placement Notes	270,000	271,323	270,000	257,073	8.875%
2022 Notes	900,000	904,410	900,000	855,000	7.875%
2023 Notes	400,000	342,120	400,000	326,000	7.625%
Term Loan	805,950	805,950	807,975	807,975	N/A
Total	$3,055,249	$2,992,913	$3,057,274	$2,889,616

The fair values of the 2020 notes, the 2022 private placement notes, the 2022 notes, the 2023 notes, all of which are fixed-rate debt considered Level 2 measurements as the values were determined using observable market inputs, such as current interest rates, prices observable from less active markets, as well as prices observable from comparable securities. The Term Loan is floating-rate debt and approximates the carrying value as interest accrues at floating rates based on market rates.
Derivative Financial Instruments
Under the Consumer Financing Program, the Company pays a monthly fee to a third-party financing provider based on the average daily outstanding balance of the installment loans and shares the liability for credit losses, depending on the credit quality of the customer. Because of the nature of certain provisions under the Consumer Financing Program, the Company records a derivative liability that is not designated as a hedging instrument and is adjusted to fair value, measured using the present value of the estimated future payments. Changes to the fair value are recorded through other income, net in the Consolidated Statement of Operations. The following represent the contractual obligations with the third-party financing provider under the Consumer Financing Program that are components of the derivative:
•The Company pays a monthly fee based on the average daily outstanding balance of the installment loans
•The Company shares the liability for credit losses depending on the credit quality of the customer
•The Company pays transactional fees associated with customer payment processing
The derivative is classified as a Level 3 instrument. The derivative positions are valued using a discounted cash flow model, with inputs consisting of available market data, such as market yield discount rates, as well as unobservable internally derived assumptions, such as collateral prepayment rates, collateral default rates and loss severity rates. These derivatives are priced quarterly using a credit valuation adjustment methodology. In summary, the fair value represents an estimate of the present value of the cash flows the Company will be obligated to pay to the third-party financing provider for each component of the derivative.
The following table summarizes the fair value and the notional amount of the Company’s outstanding derivative instrument as of March 31, 2019 and December 31, 2018 (in thousands):

	March 31, 2019	December 31, 2018
Consumer Financing Program Contractual Obligations:
Fair value	$120,671	$117,620
Notional amount	385,955	368,708

Classified on the condensed consolidated unaudited balance sheets as:
Accrued expenses and other current liabilities	70,137	67,710
Other long-term obligations	50,534	49,910
Total Consumer Financing Program Contractual Obligation	$120,671	$117,620
Changes in Level 3 Fair Value Measurements
The following table summarizes the change in the fair value of the Level 3 outstanding derivative liability instrument for the three months ended March 31, 2019 and the twelve months ended December 31, 2018 (in thousands):

	Three months ended March 31, 2019	Twelve months ended December 31, 2018
Balance, beginning of period	$117,620	$46,496
Additions	16,480	93,095
Settlements	(14,856)	(34,587)
Losses included in earnings	1,427	12,616
Balance, end of period	$120,671	$117,620

Financial Instruments
Cash, Cash Equivalents and Equity Securities
Cash equivalents and equity securities with readily available determinable fair values (“Corporate Securities”) are classified as level 1 assets, as they have readily available market prices in an active market.
The following tables set forth the Company’s cash and cash equivalents and Corporate Securities’ adjusted cost, gross unrealized gains, gross unrealized losses, gross realized gains, gross realized losses and fair value by significant investment category recorded as cash and cash equivalents or long-term notes receivables and other assets, net as of December 31, 2018 and 2017 (in thousands):

	December 31, 2018
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Notes Receivables and Other Assets, net
Cash	$6,681	$—	$—	$6,681	$6,681	$—

Level 1:
Money market funds	6,092	—	—	6,092	6,092	—
Corporate securities	3,485	—	(304)	3,181	—	3,181
Subtotal	9,577	—	(304)	9,273	6,092	3,181

Total	$16,258	$—	$(304)	$15,954	$12,773	$3,181

	December 31, 2017
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Notes Receivables and Other Assets, net
Cash	$3,866	$—	$—	$3,866	$3,866

Level 1:
Money market funds	6	—	—	6	6	—
Corporate securities	4,018	—	(1,315)	2,703	—	2,703
Subtotal	4,024	—	(1,315)	2,709	6	2,703

Total	$7,890	$—	$(1,315)	$6,575	$3,872	$2,703

The Corporate Securities represents the Company's investment of $3.0 million in publicly traded common stock of a nonaffiliated company (“investee”). During the years ended December 31, 2018, 2017 and 2016 the Company recorded an unrealized loss of $0.3 million, an unrealized loss of $1.3 million and an unrealized gain of $1.0 million, respectively associated with the change in fair value of the investee's stock. As of December 31, 2018 the Company had no accumulated other comprehensive income associated with unrealized gains and losses for the change in fair value of the investment as a result of the adoption of ASU 2016-01. The balance of accumulated other comprehensive income associated with unrealized gains and losses for the change in fair value totaled net losses of $0.3 million at December 31, 2017.
The carrying amounts of the Company’s accounts and notes receivable, accounts payable and accrued and other liabilities approximate their fair values.
Components of the Company's debt including the associated interest rates and related fair values (in thousands, except interest rates) are as follows:

Issuance	December 31, 2018		December 31, 2017		Stated Interest Rate
	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$—	$—	$269,465	$273,507	6.375%
2020 Notes	679,299	643,568	930,000	952,134	8.75%
2022 Notes Private Placement Notes	270,000	257,073	270,000	276,486	8.875%
2022 Notes	900,000	855,000	900,000	966,420	7.875%
2023 Notes	400,000	326,000	400,000	425,000	7.625%
Term Loan	807,975	807,975	—	—	N/A
Total	$3,057,274	$2,889,616	$2,769,465	$2,893,547

The fair value of the 2019 notes, 2020 notes, 2022 private placement notes, 2022 notes and the 2023 notes are fixed-rate debt and are considered Level 2 measurements as the value was determined using observable market inputs, such as current interest rates as well as prices observable from less active markets. The Term Loan is floating-rate debt and approximates the carrying value as interest accrues at floating rates based on market rates.
Derivative Financial Instruments
Under the Consumer Financing Program, the Company pays a monthly fee to a third-party financing provider based on the average daily outstanding balance of the installment loans and shares the liability for credit losses, depending on the credit quality of the customer. Because of the nature of certain provisions under the Consumer Financing Program, the Company records a derivative liability that is not designated as a hedging instrument and is adjusted to fair value, measured using the present value of the estimated future payments. Changes to the fair value are recorded through other (income) loss, net in the Consolidated Statement of Operations. The following represent the contractual obligations with the third-party financing provider under the Consumer Financing Program that are components of the derivative:
•The Company pays a monthly fee based on the average daily outstanding balance of the installment loans
•The Company shares the liability for credit losses depending on the credit quality of the customer
•The Company pays transactional fees associated with customer payment processing
The derivative is classified as a Level 3 instrument. The derivative positions are valued using a discounted cash flow model, with inputs consisting of available market data, such as market yield discount rates, as well as unobservable internally derived assumptions, such as collateral prepayment rates, collateral default rates and loss severity rates. These derivatives are priced quarterly using a credit valuation adjustment methodology. In summary, the fair value represents an estimate of the present value of the cash flows the Company will be obligated to pay to the third-party financing provider for each component of the derivative.
The following table summarizes the fair value and the notional amount of the Company’s outstanding derivative instrument as of December 31, 2018 and 2017 (in thousands):

	December 31,
	2018	2017
Consumer Financing Program Contractual Obligations:
Fair value	$117,620	$46,496
Notional amount	368,708	163,032
Classified on the consolidated balance sheets as:
Accrued expenses and other current liabilities	67,710	25,473
Other long-term obligations	49,910	21,023
Total Consumer Financing Program Contractual Obligation	$117,620	$46,496

Changes in Level 3 Fair Value Measurements
The following table summarizes the change in the fair value of the Level 3 outstanding derivative instrument for the years ended December 31, 2018 and 2017 (in thousands):

	December 31,
	2018	2017
Balance, beginning of period	$46,496	$—
Additions	93,095	44,913
Settlements	(34,587)	(7,972)
Losses included in earnings	12,616	9,555
Balance, end of period	$117,620	$46,496